Annual Total Returns [BarChart] - Western Asset Macro Opportunities Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	8.00%
Annual Return 2015	1.07%
Annual Return 2016	6.16%
Annual Return 2017	14.89%
Annual Return 2018	(5.84%)
Annual Return 2019	16.42%
Annual Return 2020	6.57%